Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 24,529,924	$ 22,329,838
Property, plant and equipment	2,316,096	2,741,596
Intangible assets		46,079
Total assets	32,998,263	31,269,756
Intercompany payable to the WFOE	15,459,586	16,223,657
Total current liabilities	35,207,333	33,332,745
Total liabilities	35,207,333	33,332,745
Total equity	$ (2,209,070)	$ (2,062,989)